STOCK BASED COMPENSATION - Common Stock to Consultants (Details) - Consultant - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.60%	1.40%
Risk-free interest rate, Maximum	0.80%	3.10%
Expected volatility, Minimum	54.30%	52.40%
Expected volatility, Maximum	54.80%	61.50%
Expected life, Minimum (in years)	9 years 4 months 24 days	6 years 2 months 12 days
Expected life, Maximum (in years)	10 years	10 years
Fair value of Common Stock, Minimum	$ 1.40
Fair value of Common Stock, Maximum	$ 7.98
Fair value of Common Stock		$ 3.34	$ 3.34